Note 20 - Parent Company - Condensed Statement of Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Total income	$ 12,810	$ 13,447	$ 12,936	$ 13,142	$ 12,967	$ 13,507	$ 13,155	$ 13,009	$ 52,335	$ 52,638
Interest expense	820	952	1,049	1,244	1,696	2,148	2,430	2,976	4,065	9,250
Salaries and employee benefits									17,151	15,835
Ohio state franchise tax									1,144	1,082
Income before income tax benefit	5,864	6,378	5,393	5,063	2,956	2,148	3,531	1,115
Income tax benefit	1,027	1,174	968	896	467	295	565	74	4,065	1,401
NET INCOME	$ 4,837	$ 5,204	$ 4,425	$ 4,167	$ 2,489	$ 1,853	$ 2,966	$ 1,041	18,633	8,349
Comprehensive income									17,811	10,791
Parent Company [Member]
Gain (loss) on equity securities									209	(101)
Other									5	7
Total income									18,814	6,005
Interest expense									151	192
Salaries and employee benefits									842	465
Ohio state franchise tax									1,144	1,082
Other									742	796
Total expenses									2,879	2,535
Income before income tax benefit									15,935	3,470
Income tax benefit									(560)	(552)
Income before equity in undistributed net income of subsidiaries									16,495	4,022
Equity in undistributed net income of subsidiaries									2,138	4,327
NET INCOME									18,633	8,349
Comprehensive income									17,811	10,791
Parent Company [Member] | Subsidiary Banks [Member]
Dividends from subsidiary									18,600	4,700
Parent Company [Member] | Non Bank Subsidiary [Member]
Dividends from subsidiary									$ 0	$ 1,399